Stockholders' Equity (Deficit) and Stock-Based Compensation - Summary of Activity Related to RSUs (Detail) (RSUs [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Shares, Beginning balance	858
Shares, Granted	784
Shares, Vested	0
Shares, Canceled	(266)
Restricted shares, Ending balance	1,376
Weighted average grant date fair value, Beginning balance	$ 13.29
Weighted- Average Grant Date Fair Value, Granted	$ 20.55
Weighted- Average Grant Date Fair Value, Vested	$ 0
Weighted- Average Grant Date Fair, Canceled	$ 13.42
Weighted average grant date fair value, Ending balance	$ 17.40